BANK PREMISES, EQUIPMENT AND SOFTWARE (FY)	12 Months Ended
Dec. 31, 2017
BANK PREMISES, EQUIPMENT AND SOFTWARE [Abstract]
BANK PREMISES, EQUIPMENT AND SOFTWARE
NOTE G - BANK PREMISES, EQUIPMENT AND SOFTWARE

Following is a summary of Bank premises, equipment and software at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Dollars in thousands
Land, buildings and leasehold improvements	$8,358	$7,423
Computer Equipment	1,151	1,086
Furniture and equipment	1,580	1,280
Work in progress	-	788
Total	11,089	10,577
Less accumulated depreciation	(4,623)	(4,189)
Total	$6,466	$6,388

Depreciation and amortization amounting to $441,000 and $361,000 for the years ended December 31, 2017 and 2016, respectively, is included in occupancy and equipment expense.